Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses
6. Accrued Expenses
Accrued expenses consisted of the following:

(in thousands)	September 30, 2024	December 31, 2023
Employee compensation and benefits	$739	$3,809
Professional fees	547	435
Research and development	—	2,442
Process development and manufacturing costs	—	2,367
Other	75	1,033

Total accrued expenses	$1,361	$10,086

Employee

compensation and benefits includes $
0.1
 million of restructuring liability at
September 30, 2024
(see Note 13).

7. Accrued Expenses
Accrued expenses consisted of the following:

	December 31,
(in thousands)	2023	2022
Employee compensation and benefits	$3,809	$6,416
Professional fees	435	559
Research and development	2,442	5,678
Process development and manufacturing costs	2,367	504
Other	1,033	828

Total accrued expenses	$10,086	$13,985